UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Spain Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Utilities - 42.9%
Electric & Gas Utility - 24.0%
Enagas	164,025	$4,933,626	7383072
Energias de Portugal SA	319,020	1,865,553	4103596
Iberdrola Renovables (a)	248,828	1,548,809	B29NWR902
Iberdrola SA	669,941	9,675,802	B288C92
Red Electrica de Espana	64,724	4,038,104	5723777
Union Fenosa SA	34,415	2,267,578	491322004

		24,329,472

Miscellaneous - 0.5%
Fluidra SA (a)	68,368	524,154	B28V440

Telephone Utility - 18.4%
Telefonica SA	641,421	18,560,508	5732524

		43,414,134

Finance - 23.2%
Banking - Money Center - 19.9%
Banco Bilbao Vizcaya Argentaria SA	330,082	6,805,629	550190904
Banco Santander Central Hispano SA	744,844	13,310,017	5705946

		20,115,646

Insurance - 2.2%
Grupo Catalana Occidente SA	66,746	2,229,817	B188XC5

Miscellaneous - 1.1%
Corporacion Financiera Alba	18,024	1,094,933	5730409

		23,440,396

Consumer Services - 9.8%
Apparel - 2.0%
Inditex SA	39,444	2,033,482	711131904

Broadcasting & Cable - 2.9%
Sogecable SA (a)	70,130	2,942,271	5730669

Cellular Communications - 1.9%
America Movil SAB de CV Series L	647,200	1,956,707	2667470

Miscellaneous - 3.0%
Prosegur Cia de Seguridad SA	78,103	2,985,313	5140213

		9,917,773

Capital Goods - 4.7%
Engineering & Construction - 4.7%
Acciona SA	9,343	2,373,479	5579107
Obrascon Huarte Lain SA	27,148	908,546	5379749
Tecnicas Reunidas SA	22,236	1,506,652	B16FTB9

		4,788,677

Technology - 4.7%
Computer Services - 4.7%
Indra Sistemas SA	169,396	4,707,856	4476210

Health Care - 4.6%
Medical Services - 2.8%
Clinica Baviera SA (a)	115,064	2,864,824	B1VP8S4

Miscellaneous - 1.8%
Grifols SA	78,904	1,804,704	B01SPF2

		4,669,528

Energy - 4.4%
International - 4.4%
Repsol YPF SA	129,956	4,483,043	566935904

Basic Industry - 1.4%
Mining & Metals - 1.4%

Tubacex SA	151,325	1,411,371	4908735

Aerospace & Defense - 0.3%
Defense Electronics - 0.3%
European Aeronautic Defence & Space Co., NV	12,658	331,704	4057273

Total Investments - 96.0%
(cost $59,644,971)		97,164,482
Other assets less liabilities - 4.0%		4,078,625

Net Assets - 100.0%		$101,243,107

(a)	Non-income producing security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$6,894,495	$0
Level 2	90,269,987	0
Level 3	0	0
Total	$97,164,482	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0
Balance as of 2/29/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 2/29/08	$0	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2008